Net Loss Per Share Applicable to Common Shareholders (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Net loss applicable to common shareholders	$ (1,809,899)	$ (1,056,001)	$ (6,088,620)	$ (2,004,353)	$ (2,936,129)	$ (3,885,262)
Weighted average common shares outstanding	208,784,236	100,262,378	199,678,995	94,154,754	105,177,272	45,248,520
Basic and diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.09)